UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2002


                          Grover Capital Advisors, LLC
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Name of Institutional Investment Manager


                767 Third Avenue           New York         NY             10017
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Business Address         (Street)           (City)        (State)          (Zip)


13F File Number: 028-10127
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Lee Peretzman                   Controller                        (212) 421-8976
--------------------------------------------------------------------------------
(Name)                            (Title)                             (Phone)


Signature, Place and Date of Signing:


/s/ Lee Peretzman
-------------------------------------
767 Third Avenue, New York, NY  10017
5/15/2002


Report Type:

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE




Number of Other Included Managers:   None
                                  ----------

List of Other Included Managers:   None
                                ----------

Form 13F Information Table Entry Total:  34
                                       -------

Form 13F Information Table Value Total: $154,926,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          GROVER CAPITAL ADVISORS, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/02



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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
A.C.L.N. Ltd.                         ORD       M01764105      134     16100            16100              16100
American Greetings                    COM       026375955      127      7000   PUT       7000               7000
Avant Immunotherapeutics              COM       053491106     3517   2032787          2032787            2032787
Cardiac Sciences                      COM       141410209      209     69600            69600              69600
Cardinal Health Inc.                  COM       14149Y958      922     13000   PUT      13000              13000
Chiquita Brands Int'l                 COM       170032106      330     20000            20000              20000
Children's Place Retail Stores Inc.   COM       168905957     2046     62000   PUT      62000              62000
Cole National                         CLA       193290103     3497    183100           183100             183100
Delias Corp.                          COM       24688Q101     3319    521149           521149             521149
Eastman Kodak                         COM       277461959      468     15000   PUT      15000              15000
Eli Lilly                             COM       532457958      762     10000   PUT      10000              10000
Footstar                              COM       344912900      915     30000   CALL     30000              30000
G III Apparel Group                   COM       36237H101     2454    306700           306700             306700
Hot Topic Inc.                        COM       441339108      297     14200            14200              14200
Intel Corp.                           COM       458140900      760     25000   CALL     25000              25000
JPS Industries Inc.                   COM       46624E405     2129    462900           462900             462900
Level 3 Communications Holdings Inc.  COM       52729N950     4480     40000   PUT      40000              40000
MB Financial                          COM       55264U108     3096    103376           103376             103376
Martek Biosciences                    COM       572901106     2074     65895            65895              65895
Martek Biosciences                    COM       572901906     1605     51000   CALL     51000              51000
Media Arts                            COM       58439C102      667    210500           210500             210500
Neose Technologies                    COM       640522108    12629    394029           394029             394029
Nortek Inc.                           COM       656559101    19901    552800           552800             552800
Pre-paid Legal Services               COM       740065107     8953    313470           313470             313470
Pre-paid Legal Services               COM       740065957    32144   1125500   PUT    1125500            1125500
Restoration Hardware                  COM       760981100    13298   1063829          1063829            1063829
Restoration Hardware                  COM       760981900     2094    167500   CALL    167500             167500
Riverdeep Group                       ADR       76870Q109      418     18700            18700              18700
Signal Technology                     COM       826675100     3865    499300           499300             499300
Stride Rite Corp.                     COM       863314100    14499   1757500          1757500            1757500
Varsity Brands Inc.                   COM       92227P108     1018    473500           473500             473500
Water Pik Technologies                COM       94113U100     6247    615500           615500             615500
Wild Oats Markets                     COM       96808B107      211     25000            25000              25000
Wyndham Int'l                         COM       983101106     5841   6489700          6489700            6489700


